LEASE LIABILITIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [abstract]
Interest expense on lease liabilities	$ 2.7	$ 2.6
Lease commitments for short-term leases for which recognition exemption has been used	1.7
Cash outflow for leases	$ 11.0	$ 12.1